Significant Accounting Policies and Recent Accounting Pronouncements (Tables)	12 Months Ended
Dec. 31, 2017
Significant Accounting Policies and Recent Accounting Pronouncements
Major Charterers
Charterer	2017	2016
A	72%	66%
B	19%	16%
C(1)	—%	18%
Total	91%	100%
Below 10% in the year ended December 31, 2017.